RELATED PARTY TRANSACTIONS (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Bain Capital Rise Education IV [Member]
Loan to a related party:
Related Party Transaction, Amounts of Transaction		¥ 15,932	$ 2,500	¥ 0	¥ 0
Wuhan Xinsili Culture Development CoLtd [Member]
Loan to a related party:
Related Party Transaction, Amounts of Transaction	[1]	0		0	0
Convertible Loan [Member] | Bain Capital Rise Education IV [Member]
Loan to a related party:
Related Party Transaction, Amounts of Transaction	[2]	¥ 108,334	$ 17,000	¥ 0	¥ 0

[1]	The CEO of the Company, Ms. Lihong Wang is the chairman of Wuhan Xinsili Culture Development Co., Ltd. As refer to Note 1, pursuant to the WFOE Purchase Agreement, the Company has agreed to, through Rise HK, sell all of the equity interests in WFOE to Wuhan Xinsili Culture Development Co., Ltd., in consideration of the Buyer SPV (i) paying to Rise HK a nominal consideration, and (ii) assuming all liabilities of WFOE and its subsidiaries.
[2]	The Company entered into a convertible loan deed with the Bain Capital Education IV (the “Shareholder”) on December 1, 2021 (the “Convertible Loan Deed”), pursuant to which the Shareholder will provide an interest-free convertible loan of US$17,000 to the Company for the period ended June 30, 2023, convertible into ordinary shares of the Company at US$0.35 per share, or US$0.70 per ADS. If the Company fails to pay any amount payable under this Deed on its due date, interest shall accrue on such amount from the due date at a rate two percent. The Group determined the appropriate accounting treatment of its convertible debt in accordance with the terms in relation to the conversion feature. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt. The Group evaluated the equity components immaterial, and accounted for the convertible loan as a non-current liability as of December 31, 2021